Summary of Significant Accounting Policies - Equity Method Investments (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Equity Method Investments Line Items
Balance	$ 109,817	[1]
Contributions	862	[1]	93	[1]	310	[1]
Balance	106,130	[1]	109,817	[1]
Fort Union [Member]
Schedule Of Equity Method Investments Line Items
Balance	22,268		21,428
Investment earnings, net of amortization	6,383		6,067
Distributions	(5,198)		(5,227)
Balance	23,453		22,268
Table Text Block Supplement Abstract
Ownership interest	14.81%
Approval Percentage	65.00%
White Cliffs [Member]
Schedule Of Equity Method Investments Line Items
Balance	17,710		18,978
Investment earnings, net of amortization	7,871		4,023
Contributions	862		93
Distributions	(8,876)		(5,384)
Balance	17,567		17,710
Table Text Block Supplement Abstract
Ownership interest	10.00%
Approval Percentage	75.00%
Rendezvous [Member]
Schedule Of Equity Method Investments Line Items
Balance	69,839		74,056
Investment earnings, net of amortization	1,857		1,171
Distributions	(6,586)		(5,388)
Balance	$ 65,110		$ 69,839
Table Text Block Supplement Abstract
Ownership interest	22.00%
Approval Percentage	100.00%

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.